Goodwill impairment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Changes in goodwill
Goodwill, Beginning Balance	¥ 336,326
Accumulated impairment loss	(35,212)	$ (4,960)	¥ (13,155)	¥ 0
Goodwill, Ending Balance	312,464	$ 44,010	336,326
E-Commerce
Changes in goodwill
Goodwill, Beginning Balance	336,326		397,904
Goodwill disposed during the year	11,350		(48,423)
Goodwill	360,831		349,481
Accumulated impairment loss	(35,212)		(13,155)
Goodwill, Ending Balance	¥ 312,464		¥ 336,326	¥ 397,904